Provisions (Tables)	12 Months Ended
Oct. 31, 2019
Provisions [Abstract]
Provisions
	October 31, 2019	October 31, 2018
	$m	$m
Onerous leases and dilapidations	34.2	35.1
Restructuring	36.4	50.7
Legal	5.7	7.0
Other	2.1	-
Total	78.4	92.8

Current	29.3	57.4
Non-current	49.1	35.4
Total	78.4	92.8

Provisions Continuing Operations and Discontinued Operation
		Onerous leases and dilapidations	Restructuring	Legal	Other	Total
	Note	$m	$m	$m	$m	$m
At November 1, 2018		35.1	50.7	7.0	-	92.8

Acquisitions – Interset Software Inc.	38	-	-	-	0.7	0.7
Additional provision in the period		19.2	49.4	5.4	2.1	76.1
Released		(7.4)	(19.8)	(6.2)	-	(33.4)
Utilization of provision		(13.9)	(43.5)	(0.5)	(0.7)	(58.6)
Unwinding of discount		1.1	-	-	-	1.1
Effects of movements in exchange rates		0.1	(0.4)	-	-	(0.3)
At October 31, 2019		34.2	36.4	5.7	2.1	78.4

Current		9.5	12.0	5.7	2.1	29.3
Non-current		24.7	24.4	-	-	49.1
Total		34.2	36.4	5.7	2.1	78.4

		Onerous leases and dilapidations	Restructuring	Legal	Other	Total
	Note	$m	$m	$m	$m	$m
At May 1, 2017		16.3	12.1	3.2	0.5	32.1

Continuing operations:
Acquisitions – HPE Software business	38	11.3	21.4	36.5	-	69.2
Additional provision in the period		17.7	133.4	1.4	-	152.5
Released		(3.9)	(3.7)	(4.7)	(0.4)	(12.7)
Utilization of provision		(5.6)	(110.0)	(29.3)	(0.1)	(145.0)
Effects of movements in exchange rates		(0.7)	(2.5)	(0.1)	-	(3.3)

Discontinued operation:
Additional provision in the period		2.8	0.2	-	-	3.0
Reclassification of current assets classified as held for sale	37	(2.8)	(0.2)	-	-	(3.0)
At October 31, 2018		35.1	50.7	7.0	-	92.8

Current		11.2	39.2	7.0	-	57.4
Non-current		23.9	11.5	-	-	35.4
Total		35.1	50.7	7.0	-	92.8